INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of the Company's provision for income taxes

($ thousands)	2015	2014	2013

Current tax expense/(recovery)
Canada	$(795)	$(543)	$(621)
United States	(16,092)	5,541	8,510

Current tax expense/(recovery)	(16,887)	4,998	7,889

Deferred Tax expense/(recovery)
Canada	$(52,603)	$64,746	$(21,166)
United States	(97,985)	68,084	51,919

Deferred tax expense/(recovery)	(150,588)	132,830	30,753

Income tax expense/(recovery)	$(167,475)	$137,828	$38,642

Schedule of reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes

($ thousands)	2015	2014	2013

Income/(loss) before taxes
Canada	$(500,113)	$247,856	$(74,946)
United States	(1,190,765)	189,048	161,564

Total income/(loss) before taxes	(1,690,878)	436,904	86,618
Canadian statutory rate	27.00%	25.35%	25.35%

Expected income tax expense/(recovery)	$(456,537)	$110,755	$21,958
Impact on taxes resulting from:
Foreign tax rate differential	$(173,388)	$11,242	$10,407
Statutory and other rate differences	(6,421)	(38)	(1,976)
Change in valuation allowance	443,655	8,007	(690)
Non-taxable capital (gains)/losses	23,450	8,318	4,884
Share-based compensation	4,395	2,636	2,335
Other	(2,629)	(3,092)	1,724

Income tax expense/(recovery)	$(167,475)	$137,828	$38,642

Schedule of deferred income tax asset (liability)

($ thousands)	2015	2014

Deferred income tax liabilities
Property, plant and equipment	$–	$(187,080)
Deferred financial assets and credits	(17,319)	(55,348)

Total deferred income tax liabilities	(17,319)	(242,428)

Deferred income tax assets
Property, plant and equipment	$382,454	$–
Tax loss carry-forwards and other credits	672,193	610,177
Asset retirement obligation	57,364	74,335
Other assets	36,156	15,879

Total deferred income tax assets	1,148,167	700,391
Less valuation allowance	(614,763)	(160,651)

Total deferred income tax assets, net	533,404	539,740

Net deferred income tax asset	$516,085	$297,312

Schedule of loss carryforwards and tax credits that can be utilized in future years

As at December 31 ($ thousands)	2015	Expiration Date

Canada
Capital losses	$1,171,000	Indefinite
Non-capital losses	361,000	2028-2034
United States
Net operating losses	$748,000	2030-2035
Alternative minimum tax credits	117,000	Indefinite

Schedule of changes in the balance of Enerplus' unrecognized tax benefits

For the years ended December 31 ($ thousands)	2015	2014	2013

Balance, beginning of year	$17,000	$18,000	$18,500
Increase/(decrease) for tax positions of prior years	(300)	2,700	(500)
Settlements	(1,600)	(3,700)	–

Balance, end of year	$15,100	$17,000	$18,000

Summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities
Jurisdiction	Taxation Years

Canada – Federal & Provincial	2004-2015
United States – Federal & State	2008-2015